Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage servicing rights:
Carrying amount, net, beginning of year	$ 8,613	$ 9,013	$ 7,763
Additions	1,748	1,026	2,436
Amortization	(1,637)	(1,631)	(2,479)
Change in valuation allowance	284	205	1,293
Carrying amount, net, end of year	9,008	8,613	9,013
Valuation allowance:
Beginning of year	826	1,031	2,324
Change in valuation allowance	(284)	(205)	(1,293)
End of year	$ 542	$ 826	$ 1,031